Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss attributable to equity holder	$ (12,265)	$ (12,542)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,663	13,425
Amortization of deferred financing costs and debt issuance costs	866	819
Loss (gain) on sale of property, plant and equipment	39	(101)
Unrealized foreign exchange (gains) losses	(3,780)	5,174
Deferred income taxes	(7,644)	(4,864)
Amortization of net losses on post-retirement plans	643	49
Other non-cash items, net		30
Changes in operating assets and liabilities:
Accounts receivable	4,715	(14,599)
Related party receivables, net	7,775	(4,984)
Inventories	1,298	(5,437)
Other current assets	(3,073)	184
Other assets	612	(28)
Accounts payable	(8,129)	3,058
Accrued expenses and other current liabilities	(7,817)	(6,800)
Other long-term liabilities	(448)	(810)
Net cash used in operating activities	(13,545)	(27,426)
Cash flows from investing activities:
Capital expenditures	(6,153)	(10,576)
Proceeds from sale of property, plant and equipment		740
Net cash used in investing activities	(6,153)	(9,836)
Cash flows from financing activities:
Revolver borrowings	10,000
Debt repayments	(784)	(768)
Net cash provided by (used in) financing activities	9,216	(768)
Effect of exchange rate changes on cash	(384)	(35)
Net decrease in cash and cash equivalents	(10,866)	(38,065)
Cash and cash equivalents at beginning of period	44,468	76,619
Cash and cash equivalents at end of period	$ 33,602	$ 38,554